Average Annual Total Returns - Parametric Tax-Managed Emerging Markets Fund - Parametric Tax-Managed Emerging Markets Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Average Annual Total Return (for the calendar periods ended December 31, 2025)
MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.19%	8.41%
I
Prospectus [Line Items]
Average Annual Return, Percent		28.28%	6.45%	7.10%
I | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.78%	4.94%	6.24%
I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.63%	4.89%	5.76%